UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Empirical Financial Services, LLC d/b/a Empirical Wealth Management
Address: 1420 5th Avenue
         Suite 1740
         Seattle, WA  98101

13F File Number:  028-14067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jaime Holderman
Title:     Chief Compliance Officer
Phone:     206.923.3474

Signature, Place, and Date of Signing:

 /s/ Jaime Holderman     Seattle, WA     November 02, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    $132,055 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                IPSPGS TTL ETN   06738C794     7743   254275 SH       SOLE                        0        0   254275
GENERAL ELECTRIC CO            COM              369604103      184    12101 SH       SOLE                        0        0    12101
ISHARES TR                     BARCLYS TIPS BD  464287176    23031   201494 SH       SOLE                        0        0   201494
ISHARES TR                     MSCI EMERG MKT   464287234      307     8761 SH       SOLE                        0        0     8761
ISHARES TR                     BARCLYS 1-3 YR   464287457      521     6161 SH       SOLE                        0        0     6161
ISHARES TR                     MSCI EAFE INDEX  464287465      856    17910 SH       SOLE                        0        0    17910
ISHARES TR                     MSCI SMALL CAP   464288273      561    16055 SH       SOLE                        0        0    16055
ISHARES TR                     S&P DEV EX-US    464288422      491    17702 SH       SOLE                        0        0    17702
ISHARES TR                     BARCLYS 1-3YR CR 464288646    27588   265317 SH       SOLE                        0        0   265317
ISHARES TR                     BARCLYS 3-7 YR   464288661    10306    84840 SH       SOLE                        0        0    84840
ISHARES TR                     RSSL MCRCP IDX   464288869      348     8833 SH       SOLE                        0        0     8833
MICROSOFT CORP                 COM              594918104      824    33092 SH       SOLE                        0        0    33092
PIMCO ETF TR                   1-3YR USTREIDX   72201R106    14429   282000 SH       SOLE                        0        0   282000
SCHWAB STRATEGIC TR            US LRG CAP ETF   808524201     5197   193544 SH       SOLE                        0        0   193544
SCHWAB STRATEGIC TR            INTL EQTY ETF    808524805      491    21281 SH       SOLE                        0        0    21281
SCHWAB STRATEGIC TR            US TIPS ETF      808524870     6590   121081 SH       SOLE                        0        0   121081
SPDR INDEX SHS FDS             DJ GLB RL ES ETF 78463X749      460    14163 SH       SOLE                        0        0    14163
SPDR INDEX SHS FDS             S&P EMKTSC ETF   78463X756      498    12816 SH       SOLE                        0        0    12816
SPDR SERIES TRUST              DJ REIT ETF      78464A607      982    17377 SH       SOLE                        0        0    17377
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827     9837   120819 SH       SOLE                        0        0   120819
VANGUARD INDEX FDS             REIT ETF         922908553     3924    77134 SH       SOLE                        0        0    77134
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     7287   141075 SH       SOLE                        0        0   141075
VANGUARD INDEX FDS             VALUE ETF        922908744      505    10726 SH       SOLE                        0        0    10726
VANGUARD INDEX FDS             TOTAL STK MKT    922908769     3342    57903 SH       SOLE                        0        0    57903
VANGUARD INTL EQUITY INDEX F   TT WRLD ST ETF   922042742      983    24193 SH       SOLE                        0        0    24193
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858     2070    57775 SH       SOLE                        0        0    57775
VANGUARD SCOTTSDALE FDS        SHRT-TERM CORP   92206C409      213     2746 SH       SOLE                        0        0     2746
VANGUARD TAX-MANAGED INTL FD   MSCI EAFE ETF    921943858     2487    82550 SH       SOLE                        0        0    82550